Construction Services Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2017
Noncontrolling Interest [Abstract]
Summary of Redeemable Noncontrolling Interest

The following depicts changes to the balance of the redeemable noncontrolling interest between the indicated periods.

Redeemable Noncontrolling Interest
(Thousands of dollars):
Balance, December 31, 2016	$22,590
Net Income (loss) attributable to redeemable noncontrolling interest	248
Foreign currency exchange translation adjustment	11
Centuri distribution to redeemable noncontrolling interest	(204)
Adjustment to redemption value	355
Redemption of Centuri shares from noncontrolling parties	(23,000)

Balance, December 31, 2017	$—